Consolidated Statement of Changes in Stockholders' Deficit (USD $)	Total	Common Stock	Preferred Stock Series A Convertible	Additional Paid-in Capital	Accumulated Deficit	Non-Controlling Interest
Beginning Balance at Dec. 31, 2010	$ (1,404,790)	$ 85		$ 2,573,418	$ (3,978,293)
Beginning Balance, Shares at Dec. 31, 2010		847,792
Issuance of shares to UTA pursuant to loan modifications	242,702	2		242,700
Issuance of shares to UTA pursuant to loan modifications, Shares	16,596	16,596
Issuances from sale of shares	54,999	2		54,997
Issuances from sale of shares, Shares	27,271	27,271
Issuance of shares for consulting services	350,000	2		349,998
Issuance of shares for consulting services, Shares		24,000
Issuances of shares pursuant to loans	373,446	5		373,461
Issuances of shares pursuant to loans, Shares	32,000	48,000
Issuance of shares to employees and officers	3,761,000	8	200	3,760,792
Issuance of shares to employees and officers, Shares	84,000	84,000	2,000,000
Issuances of shares from conversion of notes payable	123,998	12		123,986
Issuances of shares from conversion of notes payable, Shares	117,386	117,386
Issuance of shares for acquisition not completed	290,766	2		290,764
Issuance of shares for acquisition not completed, Shares	16,856	16,856
Issuance of shares to non-employees for services	350,000
Issuance of shares pursuant to conversion of notes payable	(21,669)
Issuance of shares pursuant to completed acquisition	181,642	7		76,113		105,522
Issuance of shares pursuant to completed acquisition, Shares	68,000	68,000
Issuances of shares in settlement of note payable	25,000	2		24,998
Issuances of shares in settlement of note payable, Shares	20,000	20,000
Net Loss	(6,404,628)				(6,404,628)
Ending Balance at Dec. 31, 2011	(2,405,845)	127	200	7,871,227	(10,382,921)	105,522
Ending Balance, Shares at Dec. 31, 2011		1,269,901	2,000,000
Issuance of shares to non-employees for services	338,900	13		338,887
Issuance of shares to non-employees for services, Shares	132,000	132,000
Conversion of Series D Preferred Stock	352,344	13		352,331
Conversion of Series D Preferred Stock, Shares		128,000
Issuance of shares to employees for stock based compensation	30,000	4		29,996
Issuance of shares to employees for stock based compensation, Shares		40,000
Issuance of shares for option exercise. Shares	51,810,451
Issuance of shares pursuant to conversion of notes payable	153,216	18		153,198
Issuance of shares pursuant to conversion of notes payable, Shares	177,270	177,270
Issuance of shares pursuant to completed acquisition	77,500	4		77,496
Issuance of shares pursuant to completed acquisition, Shares	40,000	40,000
Reclassification to temporary equity	(77,496)			(77,496)
Reclassification to temporary equity, Shares		(40,000)
Stock based compensation for options issued to consultant	45,000			45,000
Issuance of shares for extinguishment of debt and cancellation of warrants	352,763	21		352,742
Issuance of shares for extinguishment of debt and cancellation of warrants, Shares	208,759	208,759
Distribution to non-controlling interest	(50,539)				(50,539)
Change in value of redeemable securities	(248,015)			(248,015)
Contributed capital by CEO for waiver of salary	200,000			200,000
Preferred dividends	(843,215)				(843,215)
Net Loss	(1,213,199)				(1,229,647)	16,448
Ending Balance at Dec. 31, 2012	(3,288,586)	200	200	9,095,366	(12,506,322)	121,970
Ending Balance, Shares at Dec. 31, 2012		1,995,930	2,000,000
Issuance of shares for conversion of preferred dividends	246,322	16		246,306
Issuance of shares for conversion of preferred dividends, Shares		164,023
Issuance of shares to non-employees for services	84,501	3		84,498
Issuance of shares to non-employees for services, Shares		25,000
Conversion of Series D Preferred Stock	565,660	16		565,644
Conversion of Series D Preferred Stock, Shares		157,949
Conversion of series A preferred stock		16	(200)	184
Conversion of series A preferred stock, Shares		160,000	(2,000,000)
Issuance of shares to employees for stock based compensation	57,600	2		57,598
Issuance of shares to employees for stock based compensation, Shares		20,000
Issuance of shares for waiver of loan covenants	248,575	8		248,567
Issuance of shares for waiver of loan covenants, Shares		81,500
Issuance of shares for option exercise	15,000	2		14,998
Issuance of shares for option exercise. Shares		20,000
Issuance of shares pursuant to conversion of notes payable	425,243	17		425,226
Issuance of shares pursuant to conversion of notes payable, Shares		175,160
Preferred dividends	(591,085)				(591,085)
Net Loss	(494,765)				(459,783)	(34,982)
Ending Balance at Mar. 31, 2013	$ (2,731,535)	$ 280		$ 10,738,387	$ (13,557,190)	$ 86,988
Ending Balance, Shares at Mar. 31, 2013		2,759,562